Other Current Liabilities	12 Months Ended
Mar. 31, 2026
Other Current Liabilities [Abstract]
Other Current Liabilities
29)
OTHER CURRENT LIABILITIES

	As at March 31
Particulars	2025	2026
Statutory liabilities	23,188	18,159
Employee related payables	8,250	8,375
Refund due to customers	51,011	52,634
Other liabilities (related to business combination) (refer notes below and 7 (b))	4,390	8,558
Total	86,839	87,726

(a) Other liabilities (related to business combination) - Simplotel Technologies Private Limited

As per the Shareholders' Agreement and Share Subscription and Purchase Agreement with the promoters of Simplotel Technologies Private Limited ("Simplotel"), on completion of three years from the date of acquisition, the promoter of Simplotel shall have the right but not the obligation to sell all the shares held by the promoter in Simplotel, in cash for an estimated consideration of USD 4,411, which represents its fair value as at the acquisition date of Simplotel. The consideration will be based on valuation linked to future revenue and profitability of Simplotel. The financial liability in respect of acquisition of these additional shares had been recognized with a corresponding debit to accumulated deficit in the consolidated statement of changes in equity as the promoter still has access to the returns associated with the underlying ownership interest. The fair value of this financial liability is USD 3,390 as at March 31, 2026 (March 31, 2025: USD 3,805).

(b) Other liabilities (related to business combination) - BookMyForex Private Limited

On September 10, 2025, the Group through one of its Indian subsidiary has entered into an agreement, as amended on September 29, 2025, with the founders of BookMyForex Private Limited ("BMF"). As per the agreement, the Group will acquire additional equity stake of 18.75% in BMF on or before September 30, 2026, for an estimated consideration of USD 2,533.

Since the risk and rewards associated with the additional equity stake has not been retained by the founders and it is a transaction with the shareholders of BMF, wherein the Group already exercises control, a financial liability of USD 2,533 in respect of acquisition of this additional equity stake has been recognized with a corresponding debit to non-controlling interest of USD 711 and accumulated deficit of USD 1,822 on the date of this agreement. The value of this financial liability is USD 2,396 as at March 31, 2026.